SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Property and Equipment Annual Depreciation Rates

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term ofthe lease or the useful life of the asset

Schedule of disaggregated revenues by major product line

The following table provides information about disaggregated revenues by major product line:

	December 31,
	2019	2018

Products	$86,512	$79,909
Services	110,698	112,778
Subscriptions	54,862	41,717

	$252,072	$234,404

Schedule of Cumulative Effects of Applying New Accounting Pronouncements

The cumulative effects of applying the new guidance to all contracts with customers that were not substantially completed as of January 1, 2018 was recorded as an adjustment to retained earnings as of the adoption date and were as follows:

	December 31, 2017	Adjustment due to Topic 606	January 1, 2018

Trade receivables, net	16,150	(153)	15,997

Other long-term assets	8,133	10,171	18,304

Deferred tax asset, net	7,451	(2,516)	4,935

Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options

Employees' stock option plan:

	Year ended December 31,
	2019	2018	2017

Risk free interest rate	1.86%	2.78%	1.66%
Dividend yields	0%	0%	0%
Expected volatility	26%	30%	32%
Weighted average expected term from grant date (in years)	3.83	3.78	3.80